LEASE INTANGIBLES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Below-market leases amount	$ 829		$ 3,316	$ 8,625
Finite lived intangible assets, gross, total	1,400,602		3,467,798	3,776,654
Amortization of below market lease	$ 2,487	$ 2,266	4,753	4,641
Intangible Liabilities [Member]
Below-market leases amount			3,316	8,625
Location, Statement of Financial Position, Balance [Axis]: us-gaap:RealEstateHeldforsale
Finite lived intangible assets, gross, total			$ 0	$ 0